UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     October 21, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $166,834 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDERWOODS GROUP INC           COM              014383103     6130   374245 SH       Sole                   374245        0        0
CHEVRON CORP NEW               COM              166764100     3548    54819 SH       Sole                    54819        0        0
CHIQUITA BRANDS INTL INC       COM              170032809     7937   283974 SH       Sole                   283974        0        0
CONSECO INC                    COM NEW          208464883     1644    77862 SH       Sole                    77862        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     1733   589300 SH       Sole                   589300        0        0
HOUSTON EXPL CO                COM              442120101     7578   112679 SH       Sole                   112679        0        0
IDT CORP                       CL B             448947309     1412   115800 SH       Sole                   115800        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    20657  1523341 SH       Sole                  1523341        0        0
JAMES RIVER COAL CO            COM NEW          470355207     2408    47705 SH       Sole                    47705        0        0
KITTY HAWK INC                 COM NEW          498326206     2575  2452100 SH       Sole                  2452100        0        0
LAIDLAW INTL INC               COM              50730r102     5565   230264 SH       Sole                   230264        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     5953   169130 SH       Sole                   169130        0        0
LOUISIANA PAC CORP             COM              546347105     6279   226761 SH       Sole                   226761        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     5054   143792 SH       Sole                   143792        0        0
MCI INC                        COM              552691107    17325   681813 SH       Sole                   681813        0        0
MITTAL STEEL CO N V            NY REG SH CL A   60684p101      312    10825 SH       Sole                    10825        0        0
NORTHWESTERN CORP              COM NEW          668074305      640    21200 SH       Sole                    21200        0        0
NTL INC DEL                    COM              62940m104      708    10600 SH       Sole                    10600        0        0
PIONEER NAT RES CO             COM              723787107     6631   120745 SH       Sole                   120745        0        0
POGO PRODUCING CO              COM              730448107     7287   123626 SH       Sole                   123626        0        0
RITE AID CORP                  COM              767754104     1213   312754 SH       Sole                   312754        0        0
SEARS HLDGS CORP               COM              812350106    14544   116885 SH       Sole                   116885        0        0
UNITED STATES STL CORP NEW     COM              912909108     7013   165595 SH       Sole                   165595        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    32688   606564 SH       Sole                   606564        0        0